Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class, and Service Class 2 Aggressive Growth Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Aggressive Growth Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

VAG-04-01 September 20, 2004
1.797976.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class, and Service Class 2 Balanced Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Balanced Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

VBAL-04-01 September 20, 2004
1.797982.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class, and Service Class 2 Dynamic Capital Appreciation Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Dynamic Capital Appreciation Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

VDCAP-04-01 September 20, 2004
1.797986.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class, and Service Class 2 Growth & Income Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Growth & Income Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

VGI-04-01 September 20, 2004
1.797992.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class, and Service Class 2 Growth Opportunities Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Growth Opportunities Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

VGO-04-01 September 20, 2004
1.797994.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class, and Service Class 2 Mid Cap Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Mid Cap Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

VMC-04-01 September 20, 2004
1.798002.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class, and Service Class 2 Value Strategies Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

VVS-04-01 September 20, 2004
1.798010.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of a proxy statement.

VIPIC-04-01 September 20, 2004
1.483793.125

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Real Estate Portfolio, and Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of a proxy statement.

VIPINAGVV-04-01 September 20, 2004
1.798018.100

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio, will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VIPSC-04-01 September 20, 2004
1.483794.122

Supplement to the
Fidelity® Variable
Insurance Products
Service Class 2
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of a proxy statement.

VIP2C-04-01 September 20, 2004
1.741913.120